DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS	12 Months Ended
Dec. 31, 2023
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS
8.	DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS

a)	Other receivables

	2023		2022
	Current	Non Current	Current	Non Current
Turnover tax balance	101,733	-	687,984	-
Income tax credit balance	7,471,755	-	301,091	-
VAT credit balance	1,486,793	-	4,657,101	-
Other tax receivables	260,287	-	333,982	171
Prepaid expenses	795,102	21,507	4,747,164	-
Advances to suppliers	21,571,061	-	25,966,963	-
Deposits in guarantee	193,404	-	-	-
Subsidies receivables	4,675,875	-	11,734,335	-
Other Receivables UT	43,717	-	104,197	-
Others	649,851	14,486	1,842,470	46,226
Total	37,249,578	35,993	50,375,287	46,397

b)	Trade receivables

	2023	2022
	Current	Current
Third parties	44,409,352	49,019,751
UT	-	29,422
Natural Gas Transportation	15,491,462	13,696,175
Production and Commercialization of Liquids	15,813,227	25,503,925
Midstream	13,104,663	9,790,229
Related parties (Note 21)	6,693,882	4,143,189
Natural Gas Transportation	271,831	408,396
Production and Commercialization of Liquids	646,317	877,466
Midstream	5,775,734	2,857,327
Allowance for doubtful accounts	(301,770)	(412,681)
Total	50,801,464	52,750,259

The movement of the allowance for doubtful accounts is as follows:

Balances as of 12/31/2020	1,213,378
Inflation adjustment restatement	(409,504)
Additions	-
Applications	-
Reversals	-
Balances as of 12/31/2021	803,874
Inflation adjustment restatement	(391,193)
Additions	-
Applications	-
Reversals	-
Balances as of 12/31/2022	412,681
Inflation adjustment restatement	(280,160)
Additions(1)	170,614
Applications	(1,365)
Reversals	-
Balances as of 12/31/2023	301,770

(1)	Including in selling expenses.

c)	Cash and cash equivalents

	2023	2022
Cash and banks	2,671,472	901,930
UT Cash and banks	246	495
Mutual funds in local currency	2,053,808	8,267,667
Interest-bearing accounts	1,873,520	103,833
UT Mutual funds	153	33,881
Total	6,599,199	9,307,806

d)	Contract liabilities

	2023		2022
	Current	Non Current	Current	Non Current
Natural Gas Transportation	1,123,829	17,255,469	1,123,830	18,379,379
Production and Commercialization of Liquids	1,408,271	328,500	1,075,113	1,736,630
Midstream	1,973,693	37,227,970	1,017,686	16,372,908
UT	10,931	-	38,995	-
Total	4,516,724	54,811,939	3,255,624	36,488,917

During 2023 and 2022 financial years, the Company recognized Ps. 4,086,990 and Ps. 1,463,547, respectively, in revenues for sales from contracts with clients in the Statement of Comprehensive Income, which had been included in the balance at the beginning of each year.

Revenues related to the contract liabilities will be recognized in the Statement of Comprehensive Income in accordance with the schedule stipulated with the customers for the provision of the service, which will be completed between 2025 and 2053.

e)	Other payables

	2023	2022
	Current	Current
Payable for compensation for the Board of Directors and Supervisory Committee	70,368	211,879
Others	4,006	5,490
UT Other liabilities	-	674,985
Total	74,374	892,354

f)	Taxes payables

	2023		2022
	Current	Non Current	Current	Non Current
Health and safety tax	165,763	-	162,988	-
Withholdings and perceptions made to third parties	1,145,814	-	1,811,770	-
Turnover Tax	621,515	-	493,214	-
Tax on exports	348,893	-	323,113	-
Others	256,129	94,120	150,771	44,485
Total	2,538,114	94,120	2,941,856	44,485

g)	Trade payables

	2023	2022
	Current	Current
Suppliers	34,880,569	30,261,542
UT Suppliers	407,474	370,812
Customers (credit balances)	24,670	47,449
Related companies (Note 21)	6,410,485	2,095,649
Total	41,723,198	32,775,452

h)	Revenues

	2023	2022	2021
Sales of goods and services	444,288,189	495,499,735	526,690,895
Government grants	8,520,565	16,843,034	13,040,276
Total	452,808,754	512,342,769	539,731,171

Disaggregation of revenues of goods and services

Below is a table in which revenues are disaggregated considering the type of market and the opportunity to satisfy performance obligations:

Year ended December 31, 2023
		Production and
	Natural Gas	Commercialization of
	Transportation	Liquids	Midstream	Telecommunications	Total
Primary geographical market:
External market	-	95,390,300	-	-	95,390,300
Local market	99,052,395	161,502,202	85,614,680	2,728,612	348,897,889
Total	99,052,395	256,892,502	85,614,680	2,728,612	444,288,189
Timing of revenue recognition:
Over the time	99,052,395	14,740,084	85,614,680	2,728,612	202,135,771
At a point in time	-	242,152,418	-	-	242,152,418
Total	99,052,395	256,892,502	85,614,680	2,728,612	444,288,189

Year ended December 31, 2022
		Production and
	Natural Gas	Commercialization of
	Transportation	Liquids	Midstream	Telecommunications	Total
Primary geographical market:
External market	-	144,224,284	-	-	144,224,284
Local market	126,566,847	163,465,719	58,379,759	2,863,126	351,275,451
Total	126,566,847	307,690,003	58,379,759	2,863,126	495,499,735
Timing of revenue recognition:
Over the time	126,566,847	14,026,199	58,379,759	2,863,126	201,835,931
At a point in time	-	293,663,804	-	-	293,663,804
Total	126,566,847	307,690,003	58,379,759	2,863,126	495,499,735

Year ended December 31, 2021
		Production and
	Natural Gas	Commercialization of
	Transportation	Liquids	Midstream	Telecommunications	Total
Primary geographical market:
External market	-	139,226,107	-	-	139,226,107
Local market	148,634,694	185,796,977	50,253,829	2,779,288	387,464,788
Total	148,634,694	325,023,084	50,253,829	2,779,288	526,690,895
Timing of revenue recognition:
Over the time	148,634,694	14,904,487	50,253,829	2,779,288	216,572,298
At a point in time	-	310,118,597	-	-	310,118,597
Total	148,634,694	325,023,084	50,253,829	2,779,288	526,690,895

Detailed information of revenues on each business segment for the years ended December 31, 2023, 2022 and 2021 is disclosed below:

i.	Natural Gas Transportation:

	2023	2022	2021
Firm	80,983,446	105,829,742	120,845,950
Access and Charge	3,245,137	4,390,571	5,232,000
Interruptible and Others	14,823,812	16,346,534	22,556,744
Total	99,052,395	126,566,847	148,634,694

ii.	Production and Commercialization of Liquids:

	2023	2022	2021
Product	242,152,418	293,663,804	310,118,597
Services	14,740,084	14,026,199	14,904,487
Total	256,892,502	307,690,003	325,023,084

iii.	Midstream:

	2023	2022	2021
Conditioning and treatment	15,611,839	18,502,273	20,269,555
Operation and maintenance	2,814,648	1,403,950	1,498,923
Steam sales	1,059,394	1,160,862	1,335,982
Construction	335,740	7,359	272,824
UT Construction	24,118	135,578	248,173
Transportation and conditioning of Natural Gas	62,520,637	36,488,633	25,339,483
Others	3,248,304	681,104	1,288,889
Total	85,614,680	58,379,759	50,253,829

i)	Net cost of sales

	2023	2022	2021
Inventories at the beginning of the year	5,709,799	7,094,828	5,232,745
Purchases	133,976,202	149,879,054	143,377,155
Operating costs (Note 8.j.)	152,729,020	147,816,688	147,606,385
Inventories at the end of the year	(7,669,277)	(5,709,799)	(7,094,828)
Total	284,745,744	299,080,771	289,121,457

j)	Expenses by nature – Information required under art. 64 paragraph I, clause B) Commercial Companies Law for the years ended December 31, 2023, 2022 and 2021

	2023

		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	46,723,990	18,972,152	15,729,859	9,613,195	2,408,784		-
Social security taxes	7,736,209	3,247,120	2,802,891	1,223,534	462,664		-
Compensation to Directors and Statutory Committee	407,036	-	-	407,036	-		-
Professional services fees	7,423,325	447,268	797,379	4,531,240	1,647,438		-
Technical operator assistance fees	6,078,353	238,800	5,839,553	-	-		-
Materials	7,690,001	2,098,683	5,591,318	-	-		-
Third parties services	4,770,767	2,336,490	2,247,126	187,151	-		-
Telecommunications and post expenses	216,314	46,110	86,635	73,747	9,822		-
Rents	1,315,717	157,220	1,120,550	35,914	2,033		-
Transports and freight	2,248,073	1,381,860	833,729	32,474	10		-
Easements	801,674	801,674	-	-	-		-
Offices supplies	256,530	125,826	49,242	72,173	9,289		-
Travels expenses	961,657	489,282	228,985	203,899	39,491		-
Insurance	2,121,299	1,246,406	742,872	132,021	-		-
Property, plant and equipment maintenance	20,273,800	14,992,492	4,842,909	438,399	-		-
Depreciation of property, plant and equipment	60,627,686	37,600,030	19,907,412	3,120,244	-		-
Taxes and contributions	31,061,332	5,995,023	171,272	201,507	24,693,530	(1)	-
Advertising	884,640	-	236	-	884,404		-
Doubtful accounts	170,614	-	-	-	170,614		-
Banks expenses	166,616	-	-	166,616	-		-
Interests expense	24,627,599	-	-	-	-		24,627,599
Foreign exchange loss	479,075,435	-	-	-	-		479,075,435
Other expenses	1,660,537	590,917	969,699	6,105	93,816		-

Total 2023	707,299,204	90,767,353	61,961,667	20,445,255	30,421,895		503,703,034

(1)	Includes tax on exports for Ps. 8,235,527 for the year ended December 31, 2023.

	2022

		Operating expenses

Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other contributions	41,407,697	17,389,327	14,104,839	7,594,762	2,318,769		-
Social security taxes	7,851,574	3,220,136	2,773,490	1,375,553	482,395		-
Compensation to Directors and Statutory Committee	392,053	-	-	392,053	-		-
Professional services fees	5,120,449	152,503	1,870,411	2,797,783	299,752		-
Technical operator assistance fees	9,551,489	874,149	8,677,340	-	-		-
Materials	4,965,971	1,440,796	3,521,432	-	3,743		-
Third parties services	4,868,722	2,115,909	2,144,758	608,055	-		-
Telecommunications and post expenses	262,962	50,224	82,906	115,006	14,826		-
Rents	339,374	54,742	251,533	30,060	3,039		-
Transports and freight	1,911,595	1,087,224	785,859	37,347	1,165		-
Easements	625,789	488,057	137,732	-	-		-
Offices supplies	146,187	57,760	29,889	56,041	2,497		-
Travels expenses	616,830	318,688	109,276	143,961	44,905		-
Insurance	2,141,684	1,242,401	738,880	160,403	-		-
Property, plant and equipment maintenance	20,129,944	15,916,630	3,968,261	245,053	-		-
Depreciation of property, plant and equipment	60,950,789	41,061,392	16,153,353	3,736,044	-		-
Taxes and contributions	33,812,652	5,563,067	189,601	92,205	27,967,779	(1)	-
Advertising	588,844	-	-	-	588,844		-
Banks expenses	309,371	-	-	309,371	-		-
Interests expense	21,170,971	-	-	-	-		21,170,971
Foreign exchange loss	162,261,989	-	-	-	-		162,261,989
Costs of services rendered to third parties	152,347	-	152,347	-	-		-
Other expenses	1,364,890	387,228	704,548	226,047	47,067		-

Total 2022	380,944,173	91,420,233	56,396,455	17,919,744	31,774,781		183,432,960

(1)	Includes tax on exports of Ps. 11,395,810 for the year ended December 31, 2022.

	2021

		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	36,168,618	15,654,833	12,094,067	6,452,777	1,966,941		-
Social security taxes	7,335,967	3,262,901	2,556,436	1,063,990	452,640		-
Compensation to Directors and Statutory Committee	386,737	-	-	386,737	-		-
Professional services fees	3,101,696	218,845	323,833	2,433,349	125,669		-
Technical operator assistance fees	13,235,940	2,317,203	10,918,737	-	-		-
Materials	4,986,720	1,654,886	3,331,688	-	146		-
Third parties services	4,404,920	2,062,951	2,097,461	244,508	-		-
Telecommunications and post expenses	295,737	58,373	57,016	151,867	28,481		-
Rents	190,344	88,013	51,142	48,436	2,753		-
Transports and freight	1,547,379	895,204	627,110	24,016	1,049		-
Easements	1,106,805	1,040,126	66,679	-	-		-
Offices supplies	120,294	42,414	26,410	46,126	5,344		-
Travels expenses	340,783	189,781	65,822	69,656	15,524		-
Insurance	2,653,757	1,541,932	928,147	183,678	-		-
Property, plant and equipment maintenance	24,336,339	20,547,810	3,534,262	254,267	-		-
Depreciation of property, plant and equipment	58,299,088	39,128,286	15,187,279	3,983,523	-		-
Taxes and contributions	32,491,050	5,635,806	232,958	100,915	26,521,371	(1)	-
Advertising	322,456	-	-	-	322,456		-
Doubtful accounts	(403,942)	-	-	-	(403,942)		-
Banks expenses	72,683	-	-	72,683	-		-
Interests expense	27,103,059	-	-	-	-		27,103,059
Foreign exchange loss	75,483,148	-	-	-	-		75,483,148
Costs of services rendered to third parties	348,627	-	348,627	-	-		-
Other expenses	906,639	324,082	495,266	41,607	45,684		-

Total 2021	294,834,844	94,663,446	52,942,940	15,558,135	29,084,116		102,586,207

(1)	Includes tax on exports for Ps. 9,559,483 for the year ended December 31, 2021.

k)	Net financial results

	2023	2022	2021
Financial income
Interest income	24,189,599	5,712,465	4,805,054
Foreign exchange gain	270,215,879	87,014,477	36,881,692
Subtotal	294,405,478	92,726,942	41,686,746
Financial expenses
Interest expense (1)	(24,627,599)	(21,170,971)	(27,103,059)
Foreign exchange loss	(479,075,435)	(162,261,989)	(75,483,148)
Subtotal	(503,703,034)	(183,432,960)	(102,586,207)
Other financial results
Notes repurchase results	-	(3,208,025)	(2,512,565)
Derivative financial instruments results	-	(397,309)	(489,617)
Fair value gains on financial instruments through profit or loss	195,808,868	75,136,140	7,224,284
Others	(2,771,374)	(2,399,617)	(2,991,575)
Subtotal	193,037,494	69,131,189	1,230,527
(Loss) / Gain on net monetary position	(56,520,664)	11,734,721	57,022,289
Total	(72,780,726)	(9,840,108)	(2,646,645)

(1)	Includes Ps. 954,177, Ps. 1,191,598 and Ps. 1,769,776 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2023, 2022 and 2021.

l)	Other operating results, net

	2023	2022	2021
Net increase in provisions (1)	(700,775)	(1,111,383)	(1,905,927)
Recovery of insurance	22,071	90,308	2,275,910
Recovery action of VAT and income tax (Note 20.c)	-	-	451,267
Others	(80,083)	782,854	(39,850)
Total	(758,787)	(238,221)	781,400

(1)	Including legal expenses

m)	Financial assets at amortized cost

	2023		2022
	Current	Non Current	Current	Non Current
Fixed term deposits in foreign currency (1)	101,278,491	79,755,670	-	122,353,138
VRD bonds	-	-	4,478	-
Private debt bonds	4,049,066	27,435,360	-	2,715,281
Total	105,327,557	107,191,030	4,478	125,068,419

(1)	Includes restricted assets granted in guarantee to Telcosur and financial debt of the Company. See Note 13.

n)	Financial assets at fair value through profit or loss

	2023	2022
	Current	Current
Public debt bonds	83,786,508	22,304,585
Corporate bonds with related parties	9,982,891	8,005,655
Corporate bonds	103,903,220	80,369,361
Equity instruments	19,864,700	11,671,310
Total	217,537,319	122,350,911

o)	Payroll and social security taxes payable

	2023	2022
	Current	Current
Vacation benefit payable	3,681,422	4,036,952
Annual bonus payable	1,247,790	2,669,234
Social security taxes payable	1,289,519	1,469,673
UT	6,551	13,630
Total	6,225,282	8,189,489